5. Loans and Allowance for Loan Losses, Credit Risk Profile (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Multi Family and Commercial [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 15,419
Multi Family and Commercial [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,049
Multi Family and Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0
Construction and Land Development [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,123
Construction and Land Development [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,733
Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,652
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	27,712
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,007
One to Four Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	175,860	167,777
One to Four Family Residential [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		81,500
One to Four Family Residential [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		35,202
One to Four Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,481
One to Four Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		12,393
One to Four Family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
One to Four Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		34,201
One to Four Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	33,137
One to Four Family Residential [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	90,569
One to Four Family Residential [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	38,958
One to Four Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,678
One to Four Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,518
Multi Family and Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,592	17,348
Multi Family and Commercial [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		12,328
Multi Family and Commercial [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,731
Multi Family and Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		890
Multi Family and Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		405
Multi Family and Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family and Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		994
Multi Family and Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0
Multi Family and Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,124
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,322	11,180
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,589
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,078
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		9
Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	666	503
Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Farmland [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,001
Farmland [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	823
Farmland [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,128
Farmland [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,699
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	18,509	19,161
Construction and Land Development [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,765
Construction and Land Development [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,059
Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,698
Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,576	1,871
Construction and Land Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Construction and Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,768
Construction and Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,425
Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	71,459	64,504
Commercial, Owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25,485
Commercial, Owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		19,683
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,686
Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,620	8,634
Commercial, Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	466	0
Commercial, Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,016
Commercial, Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,831
Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,823
Commercial, Non owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	37,117	35,536
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		14,539
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		11,048
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,353
Commercial, Non owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,814	6,428
Commercial, Non owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial, Non owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,168
Commercial, Non owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,495
Commercial, Non owner Occupied [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,153
Commercial, Non owner Occupied [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,148
Commercial, Non owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,507
Consumer Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,776	22,655
Consumer Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,630	22,599
Consumer Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	146	56
Second Mortgages Non Real Estate Secured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,818	17,585
Second Mortgages Non Real Estate Secured [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,444	17,090
Second Mortgages Non Real Estate Secured [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	374	495
Commercial Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,575	31,927
Commercial Non Real Estate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,309	31,401
Commercial Non Real Estate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	266	526
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,376	3,372
Agricultural [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,376	3,372
Agricultural [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 0